Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures
Sallie Mae Bank (the “Bank”)
SMB Education Funding, LLC
Credit Suisse Securities (USA) LLC
Goldman Sachs & Co. LLC
J.P. Morgan Securities LLC
(together, the “Specified Parties”)
Re: SMB Private Education Loan Trust 2018-B, Private Education Loan-Backed Notes (the “Notes”) - Data File Procedures
We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Bank in an electronic data file entitled “2018-B_20180426_Combined_ Decrypted.txt” (the “Data File”) provided by the Bank on May 2, 2018, containing certain information related to 62,071 student loans (the “Student Loans”) as of April 26, 2018, which we were informed are intended to be included as collateral in the offering of the Notes. The Bank is responsible for the specified attributes identified by the Bank in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.
We are independent certified public accountants with respect to the Bank and its affiliates under Rule 1.200.001 of the AICPA’s Code of Professional Conduct.
Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means dollar amounts related to Current Principal Balance were within $1.00.
•	The term “Cutoff Date” means April 26, 2018.
•	The terms “ATLAS System,” “ENCORE System,” and “FDR System” mean the Bank’s servicing systems.
•
The term “Supplemental Data File” means an electronic data file entitled “2018-B_DriverFile.xlsx” provided by the Bank on May 2, 2018, containing certain Remaining Term information as of the Cutoff Date related to the 62,071 Student Loans in the Data File.

•	The term “Sources” means the ATLAS System, ENCORE System, FDR System, Supplemental Data File,

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International
Cooperative (“KPMG International”), a Swiss entity.

      Promissory Note, Branch Categorization Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CP2 Screen, #CPH Screen, #CPO Screen, #CSS Screen, #ED2 Screen, #EDH Screen, #HDI Screen,  #NM CC Screen,  #NM CR Screen, #NPO Screen and #NM SA2 Screen furnished by the Bank. We make no representation regarding the validity, enforceability, or authenticity of such Sources.
I.	The Selected Student Loans
We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Bank. The selection criteria resulted in a sample of 361 Student Loans (the “Selected Student Loans,” as listed in Exhibit A attached hereto).
II.	The Data File Procedures
For each Selected Student Loan, we compared the specified attributes listed below contained in the Data File to the corresponding information in the respective Sources. The Specified Parties indicated that the absence of any of the specified Sources or the inability to agree the indicated information from the Data File to the Sources for each of the specified attributes, utilizing instructions provided by the Bank (as applicable indicated below), constituted an exception. The Sources are listed in the order of priority until such attribute was agreed.

Attributes	Sources/Instructions
Social Security Number
Social Security Number, Loan Amount or Application ID information indicated on the Promissory Note and Final Disclosure correspondence within the ENCORE System, and instructions provided by the Bank described below

Signature(s) on the Promissory Note
Promissory Note within the ENCORE System and instructions provided by the Bank described below. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s)

Disbursement Year	“1ST ACTIVE DATE” field on #BS5 Screen within the FDR System
Original Principal Balance
“TLDSBAMT” field in the “OTHER” option on #HDI Screen within the FDR System, sum of “LOAN DISBURSEMENT” amounts on #CSS Screen within the FDR System, the “FINANCIAL INSTITUTION” field on #NM CC Screen within the FDR System, and instructions provided by the Bank described below

Current Principal Balance
“ACCOUNT BALANCE” field on #CSS Screen, “EFF-DT” field on #CPH Screen, “CYCLE DATE” field on #CSS Screen, “TOTAL ACCOUNT BALANCE” field in the “CYCLE DATE” field on #CSS Screen within the FDR System, accrued interest recomputed using “INT_RT” field on #EDH Screen, and “ACCOUNT BALANCE” field on #CSS Screen, applicable “AMOUNT-PAID” on #CPH Screen, sum of “ACCOUNT BALANCE” field on the #CSS Screen, total of all “LOAN DISBURSEMENT” amounts on #CDS Screen within the FDR System, and instructions provided by the Bank described below

Attributes	Sources/Instructions
Loan Type	“#14” field on #NM CC Screen within the FDR System
Loan Status
“MISC FIELD 2” field on #BS3 Screen within the FDR System and “CURR LOAN STAT” field on #EDH Screen within the FDR System, or notation of status change on #CIS Screen within the FDR System, and instructions provided by the Bank described below

Current Status End Date
“CURR LOAN STAT” field on #EDH Screen within the FDR System and one of the following: “CYCLE DATE” and “CURR:GRAD/SEP DT” fields on #CSS Screen and #EDH Screen, respectively, within the FDR System; “CYCLE DATE” and “RPMT BEGIN DT” fields on #CSS Screen and #EDH Screen, respectively, within the FDR System; “CYCLE DATE” field on #CSS Screen and “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen within the FDR System; “CYCLE DATE” and “MATURITY DT” fields on #CSS Screen and #EDH Screen, respectively, within the FDR System; and instructions provided by the Bank described below

Remaining Term
“CURR LOAN STAT” field on #EDH Screen within the FDR System, “MISC FIELD 2” field on #BS3 Screen within the FDR System, “#9” field on #NM CC Screen within the FDR System, “CYCLE DATE” field on #CSS Screen within the FDR System, “MATURITY DT” field on #EDH Screen within the FDR System, “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen within the FDR System, “DUE DATE” field on #CSS Screen within FDR System, or the Supplemental Data File, and instructions provided by the Bank described below

Repayment Schedule Type
“MISC FIELD 2” field on #BS3 Screen, “CYCLE DATE” field on #CSS Screen within the FDR System, “RPMT BEGIN DT” and “CURR LOAN STAT” fields on #EDH Screen within the FDR System, and instructions provided by the Bank described below

Interest Rate
“INT RT” field,  “INT 1%” field, “INT 2%” field on #EDH Screen within the FDR System, “DAYS1” field  on #ED2 Screen within the FDR System, “CYCLE DATE” field on #CSS Screen within the FDR System, or “PER DAY INTEREST” field on #CPO Screen and “ACCOUNT BALANCE” field on #CSS Screen within the FDR System, or “VAR CASH SET1” field on #CP2 Screen and “ANNUAL INTEREST RATE CASH ADVANCE” field on #NM SA2 Screen within the FDR System, and instructions provided by the Bank described below

School Code	“MISC FIELD 5” field on #BS3 Screen within the FDR System
School Types 1 and 2 (School Type and Title IV)	“PROGRAM CATEGORY,” “PEPS SCHOOL TYPE,” “FOR PROFIT/NON-PROFIT” and “PEPS TITLE IV” fields on Branch

Attributes	Sources/Instructions
Categorization Screen within the ATLAS System, and instructions provided by the Bank as described below
State of Residence	#BS1 Screen within the FDR System or documentation of change that affects the state of residence on #CIS Screen within the FDR System
Recent FICO	“CREDIT BUREAU SCORE” and “DATE CB SCORE GENERATED” fields on #NM CR Screen within the FDR System
Original FICO	“EDS SCR01” or “EDS SCR02” fields within the “FICO INFO” tab on #HDI Screen within the FDR System
1.
For purposes of comparing the Social Security Number and Signature(s) on the Promissory Note, we were instructed by the Bank to (i) compare the Social Security Number on the Promissory Note to the Social Security Number in the “SSN” field in the Data File, (ii) compare the Loan Amount indicated on the Promissory Note to the Original Principal Balance in the “OriginalBalance” field in the Data File, and (iii) observe Signatures appear on the Promissory Note. In the event, the Loan Amount listed on the Promissory Note was lower than the Original Principal Balance amount indicated in the Data File, the Bank instructed us to locate the Final Disclosure correspondence in the ENCORE System for which the Application ID matched the one indicated on the Promissory Note. In the event the Promissory Note for a Selected Student Loan was not available in the ENCORE System, we were instructed by the Bank to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note.

2.
For purposes of comparing Original Principal Balance, the Bank instructed us to compare the Original Principal Balance in the “OriginalBalance” field in the Data File to the amount displayed in the “TLDSBAMT” field in the “OTHER” option on the #HDI Screen within the FDR System.

In the event the Original Principal Balance in the Data File did not agree, we were instructed by the Bank (i) for Selected Student Loans originated after July 2013, to compare to the sum of all “LOAN DISBURSMENT” amounts displayed on the #CSS Screen within the FDR System, or (ii) for Selected Student Loans originated in or prior to July 2013, to compare to the amount displayed in the “FINANCIAL INSTITUTION” field on the #NM CC Screen within the FDR System.
3.
For purposes of comparing Current Principal Balance, we were instructed by the Bank to compare the “PrincipalBalance” field in the Data File to the “ACCOUNT BALANCE” field on the #CSS Screen within the FDR System. In the event the information did not agree, we were instructed by the Bank to recompute the Current Principal Balance (the “Recomputed Current Principal Balance”) as follows:

a)
Read the date in the “EFF-DT” field on the #CPH Screen within the FDR System to identify if there was a payment made after the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System but before the Cutoff Date;

b)
If a payment was made based on procedure (a), recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen within the FDR System, (ii) “ACCOUNT BALANCE” field on the #CSS Screen within the FDR System, and (iii) a fraction, the numerator of which is the difference in the number of days between the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen, and the “EFF-DT” field on the #CPH Screen within the FDR System minus one, and a denominator of 365 (i.e., the total number of days in the 2018 calendar year); and,

c)	Add the recomputed accrued interest from procedure (b), as applicable, to the “TOTAL ACCOUNT BALANCE” field as of the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen (which represents the “ACCOUNT BALANCE” plus the interest accrued between the “ACCOUNT BALANCE” date and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen), and subtract the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen, as applicable, from the result.
d)
In the event the Recomputed Current Principal Balance did not agree, we were instructed to compare to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen within the FDR System and (ii) the total of all “LOAN DISBURSEMENT” amounts on the #CDS Screen within the FDR System.

4.	For purposes of comparing Loan Status, we were instructed by the Bank to compare Loan Status as follows:
a)
If the repayment type contained in the “MISC FIELD 2” field on the #BS3 Screen within the FDR System indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025” (indicating Fixed Payment), and the “CURR LOAN STAT” field on the #EDH Screen within the FDR System did not indicate “DMIP” or “F***,” the Loan Status was “In-Repayment”;

b)	If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System indicated “SSP*” or “SSG*,” the Loan Status was “In-Repayment”; or,
c)
Compare to the status contained in the “CURR LOAN STAT” field on the #EDH Screen within the FDR System. In the event the Loan Status did not agree, the Bank instructed us to identify a notation of status change on the #CIS Screen within the FDR System.

5.	For purposes of comparing Current Status End Date, we were instructed by the Bank to recompute the “CUR_STATUS_END_DT” field in the Data File as follows:
a)
If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “SCHL,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “CURR: GRAD/SEP DT” field on the #EDH Screen within the FDR System;

b)
If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “GRCE,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “RPMT BEGIN DT” field on the #EDH Screen within the FDR System;

c)
If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “GRPM,” “DMIP,” “DINT,” “DSCH,” “F***” (except “FORP”), or “SSGR,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen within the FDR System; or,

d)
If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “RPMT,” “FORP,” “D***” (except “DINT,” “DMIP,” and “DSCH”), or “SSP*,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “MATURITY DT” field on the #EDH Screen within the FDR System.

6.
For purposes of comparing Remaining Term, we were instructed by the Bank to compare Remaining Term to the “RemainingTerm” field in the Data File or recompute Remaining Term (“Recomputed Remaining Term”) as follows:

a)
If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System indicated “In-School” or “In-Grace” and the “MISC FIELD 2” field on the #BS3 Screen within the FDR System indicated “Deferred Loan,” compare to the value in the “#9” field on the #NM CC Screen within the FDR System;

b)
If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System started with a “D” or “F,” recompute as the difference in months[1] between the next cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen within the FDR System;

c)
If the “CURR LOAN STAT” field on the #EDH Screen within FDR System started with a “D” and the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was “SOIOP,” “PPIOP,” “F0025,” or “FX025,” recompute as the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System and the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen within the FDR System;

d)	In the event the Recomputed Remaining Term calculated in procedures (b) or (c) did not agree, we were instructed by the Bank to calculate the Recomputed Remaining Term as follows:
(i)
If the Cutoff Date was after the current “DUE DATE” field on the #CSS Screen within the FDR System, recompute as (a) the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System as of the Cutoff Date and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following date in the “MATURITY DT” field on the #EDH Screen, minus (b) one; or,

(ii)   If the Cutoff Date was on or before the current “DUE DATE” field on the #CSS Screen within the FDR System, utilize the Remaining Term contained in the “LOAN_RPMT_RMNG_TERM_CNT” column in the Supplemental Data File.
7.	For purposes of comparing Repayment Schedule Type, we were instructed by the Bank to compare the Repayment Schedule Type as follows:
a)
If the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was “D00000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System after the “RPMT BEGIN DT” field on the #EDH Screen within the FDR System was after the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was blank and the “CURR LOAN STAT” field on the #EDH Screen in the FDR System was “GRPM,” “DMIP,” or “F***” (but not “FORP”), or the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was “D0000” and the “CURR LOAN STAT” field on the #EDH Screen in the FDR System was “DSCH,” the Repayment Schedule Type was “N”;

b)
If the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was “D00000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System after the “RPMT BEGIN DT” on the #EDH Screen within the FDR System was before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System after the “RPMT BEGIN DT” on the #EDH Screen within the FDR System was before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System after the “RPMT BEGIN DT” on the #EDH Screen within the FDR System was before the Cutoff Date, the Repayment Schedule Type was “V”;

c)	If the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System after

1 Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

the “RPMT BEGIN DT” on the #EDH Screen within the FDR System was after the Cutoff Date, the Repayment Schedule Type was “W”;
d)
If the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System after the “RPMT BEGIN DT” on the #EDH Screen within the FDR System was after the Cutoff Date, the Repayment Schedule Type was “Z”;

e)
If the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was blank, “SOIOP,” or “PPIOP” and the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “DSCH” or “DINT,” the Repayment Schedule Type was “D”;

f)
If the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was “F0025” or “FX025” and the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “DSCH,” the Repayment Schedule Type was “E”;

g)
If the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was blank and the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “SSGR,” the Repayment Schedule Type was “T”; and,

h)
If the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was blank and the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “SS**” (but not “SSGR”), the Repayment Schedule Type was the last character of the “CURR LOAN STAT” field on the #EDH Screen within the FDR System.

8.
For purposes of comparing Interest Rate, we were instructed by the Bank to compare the Interest Rate in the “Rt_Eff_Int” field in the Data File to the “INT RT” field on the #EDH Screen within the FDR System.

In the event the Interest Rate did not agree, we were instructed by the Bank to recompute Interest Rate (“Recomputed Interest Rate”) as follows:
a)
Add the number of days found in the “DAYS 1” field on the #ED2 Screen within the FDR System to the first day of the loan’s cycle date as of the Cutoff Date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System;

b)
If step (8.a) resulted in a date that is on or before the Cutoff Date, we were instructed by the Bank to compare the Interest Rate in the “Rt_Eff_Int” field in the Data File to the “INT 1%” field on the #ED2 Screen within the FDR System;

c)
If step (8.a) resulted in a date that is after the Cutoff Date, we were instructed by the Bank to compare the Interest Rate in the “Rt_Eff_Int” field in the Data File to the “INT 2%” field on the #ED2 Screen within the FDR System.

d)	In the event the Interest Rate calculated in step (b) or (c) did not agree, we were instructed by the Bank to recompute the Interest Rate as follows:
(i)
divide the interest amount in the “PER DAY INTEREST” field on the #CPO Screen within the FDR System by the amount in the “ACCOUNT BALANCE” field on the #CSS Screen within the FDR System and multiply by 10

(ii)	add 0.0000099 and truncate to five decimals
(iii)	multiply by 365 (i.e., the total number of days in the 2018 calendar year), and
(iv)	round the value to the nearest 0.125 percent.
e)	In the event the Interest Rate calculated in step (d) did not agree, we were instructed by the Bank to recompute the Interest Rate by adding (i) the amount in the “VAR CASH SET1” field on the #CP2

Screen to (ii) the amount in the “ANNUAL INTEREST RATE CASH ADVANCE” field on the #NM SA2 Screen within the FDR System.
9.
For purposes of comparing School Type 1 (School Type) and School Type 2 (Title IV), we were instructed by the Bank to input the School Code in the “SchoolCode” field in the Data File into the ATLAS System in order to access the corresponding school information contained on the Branch Categorization Screen. In addition, we were instructed to consider School Types 1 and 2 as follows:

a)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen within the ATLAS System was “4” or “H” and the “PEPS SCHOOL TYPE” field on the Branch Categorization Screen within the ATLAS System was not blank, the School Type 1 was “4 year”;

b)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen within the ATLAS System was “2” and the “PEPS SCHOOL TYPE” field on the Branch Categorization Screen within the ATLAS System was not blank, the School Type 1 was “2 year”;

c)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen within the ATLAS System was “T” and the “PEPS SCHOOL TYPE” field on the Branch Categorization Screen within the ATLAS System was not blank, the School Type 1 was “Trade School”;

d)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen within the ATLAS System was “4,” “H,” “2” or “T” and the “PEPS SCHOOL TYPE” field on the Branch Categorization Screen within the ATLAS System was blank, the School Type 1 was “Other Type”;

e)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen within the ATLAS System was “For Profit” and the “PEPS TITLE IV” field on the Branch Categorization Screen within the ATLAS System was “Yes,” the School Type 2 was “Title IV – For Profit”;

f)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen within the ATLAS System was “For Profit” and the “PEPS TITLE IV” field on the Branch Categorization Screen within the ATLAS System was “No,” the School Type 2 was “Non-Title IV – For Profit”;

g)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen within the ATLAS System was “Non-Profit” and the “PEPS TITLE IV” field on the Branch Categorization Screen within the ATLAS System was “Yes,” the School Type 2 was “Title IV – Not For Profit”;

h)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen within the ATLAS System was “Non-Profit” and the “PEPS TITLE IV” field on the Branch Categorization Screen within the ATLAS System was “No,” the School Type 2 was “Non-Title IV – Not For Profit.”

We were instructed by the Bank to compare the School Types 1 and 2 (School Type and Title IV) in the “SchoolCode” field and “TitleIV” field in the Data File, respectively, to the corresponding information derived based on the instructions above.
The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Sources. There were no conclusions that resulted from the procedures.
This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Bank in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.
The procedures performed were applied based on the information contained in the Data File, the Sources, and information and instructions provided by the Bank, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Student Loans, (ii) the reasonableness of the information and instructions provided by the Bank, (iii) the reliability or accuracy of the Sources, which were used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).
The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.
/s/KPMG LLP
Irvine, CA
June 4, 2018

Exhibit A

The Selected Students Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
1	2018B001	51	2018B051	101	2018B101	151	2018B151
2	2018B002	52	2018B052	102	2018B102	152	2018B152
3	2018B003	53	2018B053	103	2018B103	153	2018B153
4	2018B004	54	2018B054	104	2018B104	154	2018B154
5	2018B005	55	2018B055	105	2018B105	155	2018B155
6	2018B006	56	2018B056	106	2018B106	156	2018B156
7	2018B007	57	2018B057	107	2018B107	157	2018B157
8	2018B008	58	2018B058	108	2018B108	158	2018B158
9	2018B009	59	2018B059	109	2018B109	159	2018B159
10	2018B010	60	2018B060	110	2018B110	160	2018B160
11	2018B011	61	2018B061	111	2018B111	161	2018B161
12	2018B012	62	2018B062	112	2018B112	162	2018B162
13	2018B013	63	2018B063	113	2018B113	163	2018B163
14	2018B014	64	2018B064	114	2018B114	164	2018B164
15	2018B015	65	2018B065	115	2018B115	165	2018B165
16	2018B016	66	2018B066	116	2018B116	166	2018B166
17	2018B017	67	2018B067	117	2018B117	167	2018B167
18	2018B018	68	2018B068	118	2018B118	168	2018B168
19	2018B019	69	2018B069	119	2018B119	169	2018B169
20	2018B020	70	2018B070	120	2018B120	170	2018B170
21	2018B021	71	2018B071	121	2018B121	171	2018B171
22	2018B022	72	2018B072	122	2018B122	172	2018B172
23	2018B023	73	2018B073	123	2018B123	173	2018B173
24	2018B024	74	2018B074	124	2018B124	174	2018B174
25	2018B025	75	2018B075	125	2018B125	175	2018B175
26	2018B026	76	2018B076	126	2018B126	176	2018B176
27	2018B027	77	2018B077	127	2018B127	177	2018B177
28	2018B028	78	2018B078	128	2018B128	178	2018B178
29	2018B029	79	2018B079	129	2018B129	179	2018B179
30	2018B030	80	2018B080	130	2018B130	180	2018B180
31	2018B031	81	2018B081	131	2018B131	181	2018B181
32	2018B032	82	2018B082	132	2018B132	182	2018B182
33	2018B033	83	2018B083	133	2018B133	183	2018B183
34	2018B034	84	2018B084	134	2018B134	184	2018B184
35	2018B035	85	2018B085	135	2018B135	185	2018B185
36	2018B036	86	2018B086	136	2018B136	186	2018B186
37	2018B037	87	2018B087	137	2018B137	187	2018B187
38	2018B038	88	2018B088	138	2018B138	188	2018B188
39	2018B039	89	2018B089	139	2018B139	189	2018B189
40	2018B040	90	2018B090	140	2018B140	190	2018B190
41	2018B041	91	2018B091	141	2018B141	191	2018B191
42	2018B042	92	2018B092	142	2018B142	192	2018B192
43	2018B043	93	2018B093	143	2018B143	193	2018B193
44	2018B044	94	2018B094	144	2018B144	194	2018B194
45	2018B045	95	2018B095	145	2018B145	195	2018B195
46	2018B046	96	2018B096	146	2018B146	196	2018B196
47	2018B047	97	2018B097	147	2018B147	197	2018B197
48	2018B048	98	2018B098	148	2018B148	198	2018B198
49	2018B049	99	2018B099	149	2018B149	199	2018B199
50	2018B050	100	2018B100	150	2018B150	200	2018B200

Exhibit A

The Selected Student Loans (Cont.)

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
201	2018B201	242	2018B242	283	2018B283	324	2018B324
202	2018B202	243	2018B243	284	2018B284	325	2018B325
203	2018B203	244	2018B244	285	2018B285	326	2018B326
204	2018B204	245	2018B245	286	2018B286	327	2018B327
205	2018B205	246	2018B246	287	2018B287	328	2018B328
206	2018B206	247	2018B247	288	2018B288	329	2018B329
207	2018B207	248	2018B248	289	2018B289	330	2018B330
208	2018B208	249	2018B249	290	2018B290	331	2018B331
209	2018B209	250	2018B250	291	2018B291	332	2018B332
210	2018B210	251	2018B251	292	2018B292	333	2018B333
211	2018B211	252	2018B252	293	2018B293	334	2018B334
212	2018B212	253	2018B253	294	2018B294	335	2018B335
213	2018B213	254	2018B254	295	2018B295	336	2018B336
214	2018B214	255	2018B255	296	2018B296	337	2018B337
215	2018B215	256	2018B256	297	2018B297	338	2018B338
216	2018B216	257	2018B257	298	2018B298	339	2018B339
217	2018B217	258	2018B258	299	2018B299	340	2018B340
218	2018B218	259	2018B259	300	2018B300	341	2018B341
219	2018B219	260	2018B260	301	2018B301	342	2018B342
220	2018B220	261	2018B261	302	2018B302	343	2018B343
221	2018B221	262	2018B262	303	2018B303	344	2018B344
222	2018B222	263	2018B263	304	2018B304	345	2018B345
223	2018B223	264	2018B264	305	2018B305	346	2018B346
224	2018B224	265	2018B265	306	2018B306	347	2018B347
225	2018B225	266	2018B266	307	2018B307	348	2018B348
226	2018B226	267	2018B267	308	2018B308	349	2018B349
227	2018B227	268	2018B268	309	2018B309	350	2018B350
228	2018B228	269	2018B269	310	2018B310	351	2018B351
229	2018B229	270	2018B270	311	2018B311	352	2018B352
230	2018B230	271	2018B271	312	2018B312	353	2018B353
231	2018B231	272	2018B272	313	2018B313	354	2018B354
232	2018B232	273	2018B273	314	2018B314	355	2018B355
233	2018B233	274	2018B274	315	2018B315	356	2018B356
234	2018B234	275	2018B275	316	2018B316	357	2018B357
235	2018B235	276	2018B276	317	2018B317	358	2018B358
236	2018B236	277	2018B277	318	2018B318	359	2018B359
237	2018B237	278	2018B278	319	2018B319	360	2018B360
238	2018B238	279	2018B279	320	2018B320	361	2018B361
239	2018B239	280	2018B280	321	2018B321
240	2018B240	281	2018B281	322	2018B322
241	2018B241	282	2018B282	323	2018B323

Note: The Bank has assigned a unique Loan ID number to each student loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Loan ID numbers.